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                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED AUGUST 18, 2014
                                      TO
                       PROSPECTUSES DATED APRIL 28, 2014

This supplement revises information in the prospectuses dated April 28, 2014 for the MetLife Simple Solutions/SM/ variable annuity contracts issued by MetLife Investors USA Insurance Company and First MetLife Investors Insurance Company. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy.

In APPENDIX A--CONDENSED FINANCIAL INFORMATION replace the date "December 31, 2012" in the first paragraph with "December 31, 2013."

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                                                        Telephone: 800-343-8496